Related party transactions - Transactiona with related parties (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Aug. 31, 2018
Related party transactions
Revenues				¥ 36,366	¥ 0	¥ 0
Cost of revenues				755,445	677,831	887,900
Total Other income				28,681	24,007	9,436
Payments to Acquire Equity Method Investments		¥ 130,150	$ 31,351	218,260	1,865,309	89,055
ZTO LTL
Related party transactions
Equity interest in equity method investment (as a percent)	17.70%	17.70%					18.00%
ZTO Lianshang Technology Co., Ltd. | Gain on disposal of subsidiary
Related party transactions
Gain on disposal of subsidiary derived					12,904
Tonglu Tongze Logistics Ltd And Its Subsidiaries | Transportation service fees paid
Related party transactions
Cost of revenues				479,124	547,500	809,415
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL") | Rental income
Related party transactions
Rental income				17,979	11,103	9,436
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL") | Transportation service fees paid
Related party transactions
Cost of revenues				63,808	40,280	35,421
Shanghai Mingyu Barcode Technology Ltd. | Purchases of supplies
Related party transactions
Cost of revenues				212,513	¥ 90,051	¥ 43,064
ZTO Cloud Warehouse Technology Co., Ltd and Its Subsidiaries | Transportation revenue
Related party transactions
Revenues				32,699
ZTO Cloud Warehouse Technology Co., Ltd and Its Subsidiaries | Rental income
Related party transactions
Rental income				97,393
Ningbo Haitaotong International Logistics Co., Ltd | Transportation revenue
Related party transactions
Revenues				717
ZTO LTL and Mr. Jianfa Lai | ZTO LTL
Related party transactions
Payments to Acquire Equity Method Investments | $	$ 19,000
Shanghai Kuaibao Network Technology Ltd | Advertisement Revenue
Related party transactions
Revenues				2,936
ZTO Lianshang Technology Co., Ltd. And its Subsidiaries [Member] | Transportation revenue
Related party transactions
Revenues				14
ZTO Lianshang Technology Co., Ltd. And its Subsidiaries [Member] | Interest Income
Related party transactions
Interest Income				¥ 963